Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 757,574	$ 0
Prepaid expenses	1,505,996	6,380
Total current assets	2,263,570	6,380
Deferred offering costs associated with proposed public offering		56,483
Cash held in Trust Account	977,508,835
Total Assets	979,772,405	62,863
Current liabilities:
Accounts payable	37,951	23,450
Accrued expenses	359,666	33,033
Due to related party	89,204
Total current liabilities	486,821	56,483
Deferred legal fees	18,182
Deferred underwriting commissions	34,212,500
Derivative warrant liabilities	36,073,540
Total liabilities	70,791,043	56,483
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 90,398,136 and 0 shares subject to possible redemption at $10.00 per share at March 31, 2021 and December 31, 2020, respectively	903,981,360
Shareholder's Equity:
Preference shares,value
Additional paid-incapital	7,239,434	22,556
Accumulated deficit	(2,242,611)	(18,620)
Total shareholder's equity	5,000,002	6,380
Total Liabilities and Shareholder's Equity	979,772,405	62,863
Class A Ordinary Shares
Shareholder's Equity:
Common Stock	735
Total shareholder's equity	735	0
Class B Ordinary Shares
Shareholder's Equity:
Common Stock	2,444	2,444	[1],[2]
Total shareholder's equity	$ 2,444	$ 2,444

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.